Restatement of Previously Issued Carve-out Consolidated Financial Statements (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Net stockholder’s investment and additional paid-in capital	$ 26,895			$ 7,221
Accumulated deficit	(26,489)		(11,668)	6,318
Accumulated other comprehensive loss	(641)		(574)	(1,349)
Total Aark Singapore Pte. Ltd. stockholder’s equity	(231)		(12,240)	12,190
Noncontrolling interest	417		10,326	1,279
Total stockholder’s equity	186	$ 15,090	(1,914)	13,469	$ 8,696
Total liabilities and stockholder’s equity	51,768		49,407	34,397
Less: Net income attributable to noncontrolling interests	(506)	73	202	260
Net Income (Loss) Available to Common Stockholders, Basic	(14,821)	421	15,657	1,446
Comprehensive income attributable to noncontrolling interest	513	(71)	(180)	(139)
Total comprehensive income attributable to Aark Singapore Pte. Ltd.	$ (14,888)	$ 409	15,496	741
Previously Reported [Member]
Net stockholder’s investment and additional paid-in capital				7,311
Accumulated deficit			6,318	6,454
Accumulated other comprehensive loss				(1,385)
Total Aark Singapore Pte. Ltd. stockholder’s equity				12,380
Noncontrolling interest			1,279	1,089
Total stockholder’s equity				13,469
Total liabilities and stockholder’s equity				34,397
Less: Net income attributable to noncontrolling interests				221
Net Income (Loss) Available to Common Stockholders, Basic				1,485
Comprehensive income attributable to noncontrolling interest				118
Total comprehensive income attributable to Aark Singapore Pte. Ltd.				762
Revision of Prior Period, Adjustment [Member]
Net stockholder’s investment and additional paid-in capital				(90)
Accumulated deficit			(190)	(136)
Accumulated other comprehensive loss				36
Total Aark Singapore Pte. Ltd. stockholder’s equity				(190)
Noncontrolling interest			$ (33)	190
Total stockholder’s equity
Total liabilities and stockholder’s equity
Less: Net income attributable to noncontrolling interests				39
Net Income (Loss) Available to Common Stockholders, Basic				(39)
Comprehensive income attributable to noncontrolling interest				21
Total comprehensive income attributable to Aark Singapore Pte. Ltd.				(21)
As Adjusted Restateements No 1 [Member]
Net stockholder’s investment and additional paid-in capital				7,221
Accumulated deficit				6,318
Accumulated other comprehensive loss				(1,349)
Total Aark Singapore Pte. Ltd. stockholder’s equity				12,190
Noncontrolling interest				1,279
Total stockholder’s equity				13,469
Total liabilities and stockholder’s equity				34,397
Less: Net income attributable to noncontrolling interests				260
Net Income (Loss) Available to Common Stockholders, Basic				1,446
Comprehensive income attributable to noncontrolling interest				139
Total comprehensive income attributable to Aark Singapore Pte. Ltd.				$ 741